Mortgage Loans - Additional Information (Details) - Commercial Mortgage Loans	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	100.00%	100.00%
First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Unamortized premium balance	$ 130,600,000	$ 177,100,000
Non-performing loans	$ 0	$ 0
California | Geographic Concentration Risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	26.30%
Texas | Geographic Concentration Risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	11.20%
Washington | Geographic Concentration Risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	6.90%
Los Angeles | Geographic Concentration Risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	41.90%
Lower risk
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	66.90%	69.80%
Lower risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%
Debt service coverage ratio, greater or less than	1.50
Medium risk
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	24.80%	22.80%
Medium risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%
Debt service coverage ratio, greater or less than	1.50
Medium risk | First Mortgage Lien | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%
Medium risk | First Mortgage Lien | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	80.00%
Higher risk
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	8.30%	7.40%
Higher risk | First Mortgage Lien
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	80.00%
Debt service coverage ratio, greater or less than	1.50
Higher risk | First Mortgage Lien | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%
Higher risk | First Mortgage Lien | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	80.00%